Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS INSTITUTIONAL MONEY MARKET PORTFOLIO, A SERIES OF THE MFS SERIES TRUST XIV
Entity Central Index Key	0001392417
Document Period End Date	Aug. 31, 2024
C000048969 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Institutional Money Market Portfolio
Class Name	MFS® Institutional Money Market Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Institutional Money Market Portfolio for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MFS Institutional Money Market Portfolio	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 7,010,864,856
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 0 [1]
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 8/31/24
Net Assets ($):	7,010,864,856	Total Management Fee ($)#:	$0
Total Number of Holdings:	60
# The fund does not pay a management fee.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	56.6%
Commercial Paper	28.5%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	14.9%
Composition including fixed income credit quality
A-1+	48.9%
A-1	51.1%
Maturity breakdown
0 - 7 days	34.5%
8 - 29 days	25.8%
30 - 59 days	21.8%
60 - 89 days	16.1%
90 - 365 days	1.8%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

[1]	The fund does not pay a management fee.